In 2019, the number of free ordinary shares granted was as follows (Details) - Free ordinary shares [member]	12 Months Ended
Dec. 31, 2019 shares
IfrsStatementLineItems [Line Items]
Management Board	1,381,947
Other Management Committee members	810,000
Free ordinary shares granted	2,191,947